Summary of Significant Accounting Policies: Reclassifications (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Reclassifications

Reclassifications

Certain comparative amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the consolidated results of operations or financial position for any year presented.